                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York     5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $36,412
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                          June 30, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----

Adelphia Comm Corp    COM          006848105      1909     30,000  SH         SOLE         1          30,000  0    0
Arch Comm Group Inc.  COM          039381108       128     15,000  SH         SOLE         1          15,000  0    0
AT&T Corp. Liberty
  Media Group         COM          001957208      4964    135,071  SH         SOLE         1         135,071  0    0
AT&T Liberty Media
  Cl B                COM          001957307       520     13,956  SH         SOLE         1          13,956  0    0
Cablevision Sys Corp  COM          12686C109       700     10,000  SH         SOLE         1          10,000  0    0
Century Comm Corp.    COM          156503104       920     20,000  SH         SOLE         1          20,000  0    0
Chancellor Media      COM          158915108      1378     25,000  SH         SOLE         1          25,000  0    0
Emmis Broadcasting
  Corp.               COM          291525103      1037     21,000  SH         SOLE         1          21,000  0    0
Fox Entertainment
 Group                COM          35138T107       808     30,000  SH         SOLE         1          30,000  0    0
Gannett Inc.          COM          364730101      5353     75,000  SH         SOLE         1          75,000  0    0
Granite Broadcasting
  Corp.               COM          387241102       977    125,000  SH         SOLE         1         125,000  0    0
Jones Intercable A    COM          480206200      1764     36,000  SH         SOLE         1          36,000  0    0
Knight Ridder Inc.    COM          499040103       551     10,000  SH         SOLE         1          10,000  0    0
Mannessmann           COM          563775105       306      2,000  SH         SOLE         1           2,000  0    0
McClatchy Co.
  Holding Co.         COM          579489105       350     10,000  SH         SOLE         1          10,000  0    0
MediaOne Group        COM          58440J104      1636     22,000  SH         SOLE         1          22,000  0    0
News Corp Prf'd.      COM          652487802      1420     45,000  SH         SOLE         1          45,000  0    0
Paging Network Inc    COM          695542100       650    135,000  SH         SOLE         1         135,000  0    0
Paxson Communications
  Corp.               COM          704231109       255     20,000  SH         SOLE         1          20,000  0    0
Price Comm Corp       COM          741437305      2332    155,469  SH         SOLE         1         155,469  0    0
Rights/Arch
  Communications      RIGHTS       039381991        70     77,780  SH         SOLE         1          77,780  0    0
Telewest PLC          COM          87956P105      2014     44,018  SH         SOLE         1          44,018  0    0
U S Cellular Corp.    COM          911684108      2889     54,000  SH         SOLE         1          54,000  0    0
Univision
  Communications Inc. COM          914906102      1950     30,000  SH         SOLE         1          30,000  0    0
Video Services Corp.  COM          92656U107       263    140,500  SH         SOLE         1         140,500  0    0
Walt Disney           COM          254687106       462     15,000  SH         SOLE         1          15,000  0    0





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Washington Post
  Company             COM          939640108       807      1,500  SH         SOLE         1           1,500  0    0

TOTAL                                          $36,412
                                           [thousands]















































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